Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 72,146,845	₩ 71,216,564
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		67,005,824	65,472,092
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		8,983,699	6,392,302
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		11,127,785	12,590,217
Corporations
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		12,579,941	10,949,245
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		691,684	651,045
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		5,483,075	5,019,107
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		14,414,681	14,489,698
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		9,270,928	8,631,502
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		1,613,961	3,473,984
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	[1]	2,840,070	3,274,992
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,097,328	3,851,461
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,954,653	3,732,637
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		6,680	8,093
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		135,995	110,731
Gold/silver deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		128,297	103,706
Exclude other instruments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		70,231,449	69,427,259
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		72,146,845	71,216,564
Loans at FVTPL
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		1,879,946	1,758,562
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 35,450	₩ 30,743

[1]	As of December 31, 2022 and 2023, restricted reserve for claims of customers’ deposits (trusts) are W1,705,724 million and W 1,841,473 million, respectively.